Net Financial Results	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Net Financial Results
28.	NET FINANCIAL RESULTS

	2022	2021	2020
Financial income
Interest income	319	164	100
Exchange differences	1,826	641	1,297
Financial accretion	43	99	95

Total financial income	2,188	904	1,492

Financial costs
Interest loss	(712)	(749)	(915)
Exchange differences	(1,285)	(393)	(804)
Financial accretion	(318)	(266)	(247)

Total financial costs	(2,315)	(1,408)	(1,966)

Other financial results
Results on financial assets at fair value with changes in profit or loss	118	105	42
Results from derivative financial instruments	(9)	(10)	(11)
Result from net monetary position	146	117	90
Results from transactions with financial assets	-	-	143
Result from financial instruments exchange (1)	-	-	18
Result from debt exchange (2)	-	21	(29)

Total other financial results	255	233	253

Total net financial results	128	(271)	(221)

(1)	See Note 6.
(2)	See Note 21.